Exhibit 99.1

Capital One Auto Finance Trust

Automobile Receivable - Backed Notes

Series 2007-A

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2007-A as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 2/21/2007

		Payment Date:	12/17/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	11/15/2007
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	11/01/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	11/30/2007
Indenture Trustee:	The Bank of New York	Record Date:	12/14/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	11/15/2007
Note Insurer:	Ambac	Coupon Accrual End Date:	12/16/2007
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	32
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	30
Guarantor:	Capital One Financial Corporation	Months Seasoned:	10
Swap C/Party:	Barclays Bank PLC	LIBOR (One Month):	4.65188%

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal	Optional Principal	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$289,000,000	$0.00	$0.00	$0.00	$0.00	$0.00	32	Actual/360	5.32120%	$0.00	$0.00
						0.0000				0.00	0.00
A2	$430,000,000	$313,989,925.18	$41,063,757.04	$0.00	$0.00	$272,926,168.14	30	30/360	5.33000%	$1,394,638.58	$1,394,638.58
			95.50			0.6347				3.24	3.24
A3A	$167,000,000	$167,000,000.00	$0.00	$0.00	$0.00	$167,000,000.00	30	30/360	5.25000%	$730,625.00	$730,625.00
						1.0000				4.38	4.38
A3B	$167,000,000	$167,000,000.00	$0.00	$0.00	$0.00	$167,000,000.00	32	Actual/360	LIBOR + 0.00000%	$690,545.74	$690,545.74
						1.0000				4.14	4.14
A4	$447,000,000	$447,000,000.00	$0.00	$0.00	$0.00	$447,000,000.00	32	Actual/360	LIBOR + 0.02000%	$1,856,293.65	$1,856,293.65
						1.0000				4.15	4.15
TOTAL	$1,500,000,000	$1,094,989,925.18	$41,063,757.04	$0.00	$0.00	$1,053,926,168.14				$4,672,102.97	$4,672,102.97
			27.38			0.7026					3.11

November 2007

Capital One Auto Finance Trust

Series 2007-A

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	34,811,766.56
Liquidation Proceeds Collected During Period	3,936,052.19
Receivables Repurchase Amounts	170,187.98
Interest Collected on Receivables	13,713,208.74
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	179,472.66
Transfer from Reserve Fund	94,479.69
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	0.00
Optional Note Redemption Prepayment Amount	0.00
Total Available Funds		52,905,167.82

Distributions:
Trustee Fees	0.00
Servicing Fees	2,050,542.93
Net Swap Payments	95,371.44
Class A Noteholders’ Accrued Note Interest	4,672,102.97
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	136,874.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	41,063,757.04
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments	0.00
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	4,886,519.44
Total Distributions		52,905,167.82

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		1,230,325,758.63
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	18,238,544.48
Prepaid Principal Received	16,573,222.08
Defaulted Receivables	11,158,659.62
Principal Portion of Repurchased Receivables	158,274.18
Cram Down Losses and other non-cash adjustments	10,352.50
Total Monthly Principal Amounts		46,139,052.86
End of Period Aggregate Receivables Balance		1,184,186,705.77
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.732222

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		24,258,760.23
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		24,258,760.23
Reserve Account Requirement	24,258,760.23
Reserve Acount Shortfall / (Excess)	0.00
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		0.00
End of Period Reserve Account Balance		24,258,760.23
Change in Reserve Account Balance from Prior Period		0.00
EOP Shortfall		0.00

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	72,698	02/08/2007	02/15/2007	$1,185,983,830.67
Subsequent Purchase #1	23,474	3/21/2007		$431,266,851.00
Subsequent Purchase #2	0			$0.00
Subsequent Purchase #3	0			$0.00
Total	96,172			$1,617,250,681.67

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:

	Cumulative	Current

Beginning Number of Receivables	72,698	79,250

Number of Subsequent Receivables Purchased	23,474	0

Number of Receivables Defaulted During Period	3,328	641

Number of Receivables Becoming Purchased Receivables During Period	420	6

Number of Receivables Paid-Off During Period	15,623	1,802

Ending Number of Receivables	76,801	76,801

Statistical Data (Current and Historical):

		Total, Incl. Subseq.
	Initial	Additions	Prev. Month	Current

Weighted Average APR of the Receivables	13.69%	13.81%	13.78%	13.77%

Weighted Average Remaining Term	63.17	64.27	58.33	57.56

Weighted Average Original Term	68.01	67.98	68.01	68.01

Average Receivable Balance	$16,313.84	$16,816.23	$15,524.62	$15,418.90

Receivables with Scheduled Payment Delinquent
(excludes repossessed assets)

	Units	Dollars	Percentage

31-60 days	5,392	$82,266,792	6.69%

61-90 days	2,049	$31,259,693	2.54%

over 90 days	686	$10,048,616	0.82%

Receivables Delinquent More than 60 Days at End of Period	2,735	$41,308,309	3.36%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	575	$10,403,624.91	0.85%

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	41,308,308.92
Beginning of Period Principal Balance	1,230,325,758.63
Delinquency Ratio		3.36%
Previous Monthly Period Delinquency Ratio		3.11%
Second Previous Monthly Period Delinquency Ratio		2.98%
3 Month Average Delinquency Ratio		3.15%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 10 < 8.00%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 10 < 9.00%?	Yes

Cumulative Net Charge-off Rate:
Net Losses since the Initial Cut-off Date (Beginning of Period)		30,362,203.43
Receivables becoming Defaulted Receivables during period	11,158,659.62
Cram Down Losses and other non-cash adjustments occurring during period	10,352.50
Liquidation Proceeds collected during period	3,936,052.19
Net Losses during period	7,232,959.93
Net Losses since Initial Cut-off Date (End of Period)		37,595,163.36
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		2.32%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 10 < 8.30%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 10 < 9.30%?	Yes

Extension Rate:
Number of Receivables extended during current period	1,143
Beginning of Period Loans Outstanding	79,250
Extension Rate		1.44%
Previous Monthly Extension Rate		1.46%
Second previous Monthly Extension Rate		1.09%
Average Extension Rate		1.33%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of February 15, 2007, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2007-A, as Issuer, and The Bank of New York, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Pamela Koch
Name:	Pamela Koch
Title:	Authorized Officer
Date:	12/12/2007